COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Purchase Obligations
Total	$ 31,161
Less than 1 Year	21,758
1 - 3 Years	9,403
3 - 5 Years	0
More than 5 Years	0
Contractual Obligations
Total	31,161
Less than 1 Year	21,758
1 - 3 Years	9,403
3 - 5 Years	0
More than 5 Years	$ 0